Tax - Income taxes borne (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Income taxes borne	£ 336	£ 644
Value Added Tax
Disclosure Of Income Taxes [Line Items]
Income taxes borne	2
Pay As You Earn And National Insurance Contribution Tax
Disclosure Of Income Taxes [Line Items]
Income taxes borne	52
Domestic Corporation Tax
Disclosure Of Income Taxes [Line Items]
Income taxes borne	37
Business Rates Tax
Disclosure Of Income Taxes [Line Items]
Income taxes borne	222
Other Taxes
Disclosure Of Income Taxes [Line Items]
Income taxes borne	£ 23